Disaggregation of Revenue By Major Product Category (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disaggregation of Revenue [Line Items]
Revenue	$ 1,099.4	$ 923.6	$ 1,154.4	$ 1,107.9	$ 866.2	$ 551.8	$ 582.8	$ 530.4	$ 4,285.3	$ 2,531.2	$ 2,274.8
FMC Agricultural Solutions
Disaggregation of Revenue [Line Items]
Revenue									4,285.3	$ 2,531.2	$ 2,274.8
FMC Agricultural Solutions | Insecticides
Disaggregation of Revenue [Line Items]
Revenue									2,476.5
FMC Agricultural Solutions | Herbicides
Disaggregation of Revenue [Line Items]
Revenue									1,251.2
FMC Agricultural Solutions | Fungicides
Disaggregation of Revenue [Line Items]
Revenue									268.7
FMC Agricultural Solutions | Other
Disaggregation of Revenue [Line Items]
Revenue									$ 288.9